INVENTORY (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 525,516	$ 416,180
Work in progress	1,310,470	436,891
Finished goods	46,211	11,948
Total inventory	1,882,197	865,019
Reserve	0	0
Total inventory, net	$ 1,882,197	$ 865,019